Pensions - Major classes of plan assets as a percentage of total plan assets (Details) - Main Scheme	Dec. 31, 2017	Dec. 31, 2016
Pensions
Consumer industry	6.70%	4.60%
Manufacturing industry	1.80%	1.80%
Energy and utilities	3.60%	2.70%
Financial institutions	7.80%	8.30%
Technology and telecommunications	1.90%	2.30%
Other	0.10%	0.80%
Private equity	4.00%	3.40%
Index-linked bonds	30.60%	31.40%
Government fixed interest bonds	9.20%	5.90%
Corporate fixed interest bonds	15.80%	17.90%
Corporate and other bonds	1.00%	1.80%
Hedge funds		0.20%
Real estate	5.20%	5.20%
Derivatives	8.10%	10.20%
Cash and other assets	4.20%	3.40%
Equity exposure of equity futures	(3.60%)	(1.80%)
Cash exposure of equity futures	3.60%	1.90%
Total	100.00%	100.00%
Percentage of total plan assets	97.00%	97.00%